MFA 2022-NQM3 Trust ABS-15G

Exhibit 99.6

Exception Grades

AMC Loan ID	Customer Loan ID	Edgar Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	1000034		16376822	XXXX	XX/XX/XXXX 9:47:44 AM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of $XXXX is less than Guideline minimum loan amount of $400,000.00.	Note loan amount of $XXXX is less than Guideline minimum loan amount of $400,000.00.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record	Guidelines Representative FICO: 640 Representative FICO: XXX Experienced investor, has owned the subject property since XXXX.	Originator,SitusAMC Originator	Reviewer Comment (2020-02-10): Lender deviation provided.			XX/XX/XXXX 9:38:40 AM	2	B	XX/XX/XXXX	FL	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	1000029		16490283	XXXX	XX/XX/XXXX 10:57:37 AM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 70.00000% exceeds Guideline loan to value percentage of 65.00000%.	Max LTV is 65% due to the borrower living rent-free.	Guideline variance approved by lender at time of origination Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines. The representative FICO score exceeds the guideline minimum by at least 40 points.	No mortgage lates with 10 mortgages reporting and $XXXXk equity in property. Lender deviation provided. Lender deviation provided.	Originator Originator,SitusAMC SitusAMC,Originator	Reviewer Comment (2020-02-18): Lender deviation provided.			XX/XX/XXXX 10:55:21 AM	2	B	XX/XX/XXXX	GA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	1000028		16685672	XXXX	XX/XX/XXXX 4:03:53 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Assets required for closing in account ending in XXXX are held in a different business than the borrowing entity. Per guidelines: If Business funds are used, the borrower must be the sole proprietor or a minimum of 50% owner of the business. The Lender must determine that the withdrawal of funds will not have a negative impact on the business by one of the following methods: A signed letter from a CPA or borrower verifying that the withdrawal of funds for the transaction will not have a negative impact on the business. If borrower letter provided the letter should indicate salient details on why withdrawal will not have a negative impact on the business OR Business Expense Coverage letter from the applicant's tax preparer with the required analysis and calculation.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 600 Representative FICO: XXX	SitusAMC SitusAMC,Originator	Reviewer Comment (2020-03-10): Lender deviation provided. Reviewer Comment (2020-02-21): Received evidence of business ownership - acceptable. Still need documentation required by guidelines for use of business funds or exception approval. Buyer Comment (2020-02-19): funds transferred from XXXX to the account the XXk at closing came from ending XXXX which was also done for EMDs in file and already approved so not sure why funds aren't being accepted for the last deposit sourced the same way being transferred from XXXX to account ending XXXX”.			XX/XX/XXXX 10:27:14 AM	2	B	XX/XX/XXXX	FL	Investment	Purchase		C	B	C	B			A	A		N/A	No